UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

MILLER INCOME OPPORTUNITY TRUST

FORM N-Q

DECEMBER 31, 2014

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited)	December 31, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 74.2%
CONSUMER DISCRETIONARY - 11.2%
Automobiles - 0.9%
General Motors Co.	26,800	$935,588

Diversified Consumer Services - 1.5%
StoneMor Partners LP	60,000	1,546,200

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Corp.	10,900	1,021,330

Media - 6.7%
New Media Investment Group Inc.	283,200	6,692,016

Specialty Retail - 1.1%
GameStop Corp., Class A Shares	32,900	1,112,020

TOTAL CONSUMER DISCRETIONARY		11,307,154

CONSUMER STAPLES - 1.0%
Tobacco - 1.0%
Philip Morris International Inc.	12,700	1,034,415

ENERGY - 4.2%
Energy Equipment & Services - 2.3%
BW Offshore Ltd.	1,300,000	1,306,491	(a)
Nordic American Offshore Ltd.	80,000	982,400	*

Total Energy Equipment & Services		2,288,891

Oil, Gas & Consumable Fuels - 1.9%
Gazprom OAO, ADR	116,400	527,292
HollyFrontier Corp.	15,800	592,184
LinnCo LLC	78,400	813,008

Total Oil, Gas & Consumable Fuels		1,932,484

TOTAL ENERGY		4,221,375

FINANCIALS - 44.7%
Banks - 1.7%
Banco Santander SA, Sponsored ADR	105,034	874,934
Sberbank of Russia, ADR	200,000	803,655	(a)

Total Banks		1,678,589

Capital Markets - 10.6%
Apollo Global Management LLC, Class A Shares	95,000	2,240,100
BGC Partners Inc., Class A Shares	196,400	1,797,060
Ellington Financial LLC	49,000	978,040
Fortress Investment Group LLC, Class A Shares	201,400	1,615,228
KKR & Co. LP	63,500	1,473,835
NorthStar Asset Management Group Inc.	17,500	394,975
Oaktree Capital Group LLC	15,200	787,816
Och-Ziff Capital Management Group LLC	118,100	1,379,408

Total Capital Markets		10,666,462

Diversified Financial Services - 1.4%
Compass Diversified Holdings	90,000	1,462,500

Insurance - 3.2%
Blue Capital Reinsurance Holdings Ltd.	25,100	445,525
HCI Group Inc.	33,000	1,426,920
Validus Holdings Ltd.	32,600	1,354,856

Total Insurance		3,227,301

Real Estate Investment Trusts (REITs) - 24.6%
Altisource Residential Corp.	77,000	1,493,800
American Capital Agency Corp.	81,700	1,783,511
American Capital Mortgage Investment Corp.	52,000	979,680
American Realty Capital Properties Inc.	355,000	3,212,750
Capstead Mortgage Corp.	105,000	1,289,400

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - (continued)
Chimera Investment Corp.	551,000	$1,752,180
CYS Investments Inc.	124,700	1,087,384
Hatteras Financial Corp.	132,300	2,438,289
New Residential Investment Corp.	43,750	558,687
New Senior Investment Group Inc.	35,966	591,641
NorthStar Realty Finance Corp.	157,900	2,775,882
Pennymac Mortgage Investment Trust	90,500	1,908,645
Redwood Trust Inc.	40,800	803,760
Resource Capital Corp.	150,600	759,024
Starwood Property Trust Inc.	145,200	3,374,448

Total Real Estate Investment Trusts (REITs)		24,809,081

Thrifts & Mortgage Finance - 3.2%
Home Loan Servicing Solutions Ltd.	168,000	3,279,360

TOTAL FINANCIALS		45,123,293

INDUSTRIALS - 3.0%
Commercial Services & Supplies - 2.0%
Pitney Bowes Inc.	26,100	636,057
Quad Graphics Inc.	29,100	668,136
R.R. Donnelley & Sons Co.	44,300	744,461

Total Commercial Services & Supplies		2,048,654

Trading Companies & Distributors - 1.0%
TAL International Group Inc.	23,400	1,019,538	*

TOTAL INDUSTRIALS		3,068,192

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 1.2%
QUALCOMM Inc.	16,500	1,226,445

IT Services - 1.0%
QIWI PLC, ADR	50,800	1,025,652

Technology Hardware, Storage & Peripherals - 3.3%
Apple Inc.	18,200	2,008,916
Seagate Technology PLC	18,700	1,243,550

Total Technology Hardware, Storage & Peripherals		3,252,466

TOTAL INFORMATION TECHNOLOGY		5,504,563

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
Windstream Holdings Inc.	169,700	1,398,328

Wireless Telecommunication Services - 0.4%
Mobile Telesystems OJSC	140,000	387,441	(a)

TOTAL TELECOMMUNICATION SERVICES		1,785,769

UTILITIES - 2.8%
Independent Power and Renewable Electricity Producers - 2.8%
Abengoa Yield PLC	105,000	2,868,600

TOTAL COMMON STOCKS (Cost - $78,135,418)		74,913,361

	SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 2.4%
Chemicals - 1.7%
OCI Partners LP	104,300	1,668,800

Diversified Energy Infrastructure - 0.7%
Hi-Crush Partners LP	24,000	744,720

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY	SHARES/UNITS	VALUE
TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $3,376,992)		$2,413,520

	SHARES
INVESTMENTS IN UNDERLYING FUNDS - 8.7%
FINANCIALS - 8.7%
Capital Markets - 8.7%
Ares Capital Corp.	82,800	1,292,094	(b)
MVC Capital Inc.	142,600	1,401,758	(b)
Oxford Lane Capital Corp.	65,000	971,750	(b)
Triangle Capital Corp.	171,213	3,473,912	(b)
TriplePoint Venture Growth BDC Corp.	110,000	1,633,500	(b)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $9,862,304)		8,773,014

PREFERRED STOCKS - 5.4%
CONSUMER DISCRETIONARY - 2.6%
Household Durables - 2.6%
William Lyon Homes	24,000	2,580,000

FINANCIALS - 1.9%
Banks - 1.2%
Popular Inc.	27,000	676,350

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2014

SECURITY			SHARES	VALUE
Banks - (continued)
Webster Financial Corp.			456	$582,654

Total Banks				1,259,004

Real Estate Investment Trusts (REITs) - 0.7%
NorthStar Realty Finance Corp.			26,000	655,980

TOTAL FINANCIALS				1,914,984

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Iridium Communications Inc.			2,600	945,698

TOTAL PREFERRED STOCKS (Cost - $4,733,149)				5,440,682

	RATE	MATURITY DATE	FACE AMOUNT
CORPORATE BONDS & NOTES - 2.1%
CONSUMER DISCRETIONARY - 1.2%
Multiline Retail - 1.2%
JC Penney Corp. Inc.	5.750%	2/15/18	$1,425,000	1,239,750

CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.5%
New Albertson’s Inc., Senior Bonds	7.450%	8/1/29	500,000	447,500

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Arch Coal Inc., Senior Notes	9.875%	6/15/19	1,000,000	340,000

INDUSTRIALS - 0.1%
Airlines - 0.1%
US Airways, Pass-Through Trust, Pass-Through Certificates, Secured Bonds	7.960%	1/20/18	106,099	99,070

TOTAL CORPORATE BONDS & NOTES (Cost - $2,602,919)				2,126,320

CONVERTIBLE BONDS & NOTES - 0.9%
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
Alaska Communications Systems Group Inc., Subordinated Bonds (Cost - $824,779)	6.250%	5/1/18	1,000,000	941,250

MUNICIPAL BONDS - 3.4%
Puerto Rico - 3.4%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Assured Guaranty	5.125%	7/1/47	2,290,000	2,292,221
Puerto Rico Highways & Transportation Authority Revenue	5.250%	7/1/36	1,065,000	1,091,316

TOTAL MUNICIPAL BONDS (Cost - $3,021,292)				3,383,537

SENIOR LOANS - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
SuperMedia Inc., Term Loan B (Cost - $599,793)	11.600%	12/30/16	647,099	514,039	(c)

TOTAL INVESTMENTS - 97.6% (Cost - $103,156,646#)				98,505,723
Other Assets in Excess of Liabilities - 2.4%				2,376,285

TOTAL NET ASSETS - 100.0%				$100,882,008

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Security is a business development company.

(c)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

MILLER INCOME OPPORTUNITY TRUST

Schedule of investments (unaudited) (cont’d)	December 31, 2014

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
BDC	— Business Development Company
OJSC	— Open Joint Stock Company

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Miller Income Opportunity Trust (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Energy	$2,914,884	$1,306,491	—	$4,221,375
Financials	44,319,638	803,655	—	45,123,293
Telecommunication services	1,398,328	387,441	—	1,785,769
Other common stocks	23,782,924	—	—	23,782,924
Master limited partnerships	2,413,520	—	—	2,413,520
Investments in underlying funds	8,773,014	—	—	8,773,014
Preferred stocks	5,440,682	—	—	5,440,682
Corporate bonds & notes	—	2,126,320	—	2,126,320
Convertible bonds & notes	—	941,250	—	941,250
Municipal bonds	—	3,383,537	—	3,383,537
Senior loans	—	514,039	—	514,039

Total investments	$89,042,990	$9,462,733	—	$98,505,723

†	See Schedule of Investments for additional detailed categorizations.

For the period ended December 31, 2014, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At December 31, 2014, securities valued at $2,497,587 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented that value of those securities at the time of closing of the NYSE.

2. Investments

At December 31, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,389,537
Gross unrealized depreciation	(11,040,460)

Net unrealized depreciation	$(4,650,923)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Asset Management Trust

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date: February 25, 2015

By	/S/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: February 25, 2015